S000080106 [Member] Investment Objectives and Goals - iShares Copper and Metals Mining ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Copper and Metals Mining ETF ICOP | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Copper and Metals Mining ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. equities of companies primarily engaged in copper and metal ore mining.